Related parties	12 Months Ended
Dec. 31, 2011
Related parties

Executive Board and Board of Directors Compensation
> Refer to “Note 3 – Compensation to members of the Executive Board and the Board of Directors” in VI – Parent company financial statements – Credit Suisse Group for information on compensation to members of the Executive Board and the Board of Directors.

Executive Board and Board of Directors loans
in	2011		2010		2009

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	18	[1]	19		24

Additions	5		5		4

Reductions	(1)		(6)		(9)

Balance at end of period	22	[1]	18		19

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	35	[2]	25		24

Additions	2		14		11

Reductions	(3)		(4)		(10)

Balance at end of period	34	[2]	35	[2]	25

1 The number of individuals with outstanding loans at the beginning and end of the year was six. 2 The number of individuals with outstanding loans at the beginning and end of the year was eight and seven, respectively.

A large majority of loans outstanding to members of the Executive Board and the Board of Directors (Board) are mortgages or loans against securities. Such loans are made to Executive Board and Board of Directors members on the same terms available to third-party clients or, in the case of loans to members of the Executive Board, pursuant to widely available employee benefit plans. The highest loan outstanding was CHF 11 million to Executive Board member Walter Berchtold.

All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, fixed-rate mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. When granting a loan to these individuals, the same credit approval and risk assessment procedures apply as for loans to other employees.

Members of the Board of Directors with loans do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Members of the Board of Directors who were previously employees of the Group may still have outstanding loans, which were extended to them at the time that employee conditions applied to them. In addition to the loans listed above, the Group or any of its banking subsidiaries may enter into financing and other banking agreements with companies in which current members of the Board of Directors have a significant influence as defined by the SEC.

As of December 31, 2011 and 2010, there was no exposure to such related parties. As of December 31, 2009, the total exposure to such related parties amounted to CHF 50,000, including all advances and contingent liabilities. The highest exposure to such related parties for any of the years in the three-year period ended December 31, 2011 did not exceed CHF 10 million in aggregate.

In February 2011, the Group entered into definitive agreements with affiliates of Qatar Investment Authority (QIA) and The Olayan Group, which have significant holdings of Group shares, to issue Tier 1 Buffer Capital Notes for cash or in exchange for tier 1 capital notes issued in 2008. The Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of Jassim bin Hamad J.J. Al Thani and Aziz R.D. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the transaction. The Group and the Board of Directors (except for Jassim bin Hamad J.J. Al Thani and Aziz R.D. Syriani, who recused themselves) determined that the terms of the transaction, given its size, the nature of the contingent buffer capital, for which there was no established market, and the terms of the tier 1 capital notes issued in 2008 and held by QIA and The Olayan Group, were fair.

The Group, together with its subsidiaries, is a global financial services provider and has major corporate banking operations in Switzerland. The Group, therefore, typically has relationships with many large companies including those in which its Board of Directors members assume management functions or board member responsibilities. Except for the deemed related party transaction with QIA and The Olayan Group and the related party loans as of December 31, 2011, 2010 and 2009 described above, all relationships between the Group or its banking subsidiaries and members of the Board of Directors and their affiliated companies or related parties are in the ordinary course of business and at arm’s length.

Liabilities due to own pension funds
Liabilities due to the Group’s own pension funds as of December 31, 2011 and 2010 of CHF 2,424 million and CHF 1,734 million, respectively, are reflected in various liability accounts in the Group’s consolidated balance sheets. In December 2011, the Group’s Swiss pension fund invested CHF 350 million into mandatory convertible securities (MCS) issued by Credit Suisse Group Finance (Guernsey) Limited, an unconsolidated SPE wholly owned by the Group. The MSC contain a 2% coupon and will mandatorily convert into 16.5 million Group shares at its date of maturity, December 2012. In December 2011, the Group issued to Credit Suisse Group Finance (Guernsey) Limited the required number of shares to be delivered to the Swiss pension fund at the conversion date. In addition, other unconsolidated SPEs wholly owned by the Group had liabilities of CHF 23 million as of December 31, 2011 to the pension funds of the Group.

Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2011	2010	2009

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	45	83	575

Net borrowings/(repayments)	(32)	(38)	(492)

Balance at end of period	13	45	83

Bank
Related parties

The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries and affiliates of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.

> Refer to “Note 28 – Related parties” in V – Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2011	2010

Assets (CHF million)

Cash and due from banks	2,466	533

Interest-bearing deposits with banks	3,440	3,035

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	541

Trading assets	320	185

Net loans	8,000	9,339

Other assets	80	100

Total assets	14,306	13,733

Liabilities (CHF million)

Due to banks/customer deposits	12,895	12,135

Trading liabilities	90	93

Long-term debt	7,241	7,906

Other liabilities	386	430

Total liabilities	20,612	20,564

Related party revenues and expenses
in	2011	2010	2009

Revenues (CHF million)

Interest and dividend income	70	86	120

Interest expense	(274)	(317)	(514)

Net interest income	(204)	(231)	(394)

Commissions and fees	(15)	(33)	(42)

Other revenues	326	330	248

Total non-interest revenues	311	297	206

Net revenues	107	66	(188)

Expenses (CHF million)

Total operating expenses	(299)	(389)	(101)

Related party guarantees
end of	2011	2010

Guarantees (CHF million)

Credit guarantees and similar instruments	62	16

Performance guarantees and similar instruments	12	0

Derivatives	66	29

Other guarantees	239	220

Total guarantees	379	265

Loans to members of the Executive Board and the Board of Directors
in	2011		2010	2009

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	18	[1]	19	24

Additions	5		5	4

Reductions	(1)		(6)	(9)

Balance at end of period	22	[1]	18	19

Loans to members of the Boad of Directors (CHF million)

Balance at beginning of period	34	[2]	24	14

Additions	2		14	11

Reductions	(3)		(4)	(1)

Balance at end of period	33	[2]	34	24

1 The number of individuals with outstanding loans at the beginning and end of the year was six. 2 The number of individuals with outstanding loans at the beginning and end of the year was seven and six, respectively.

Liabilities due to own pension funds
Liabilities due to the Bank’s own pension funds as of December 31, 2011 and 2010 of CHF 1,897 million and CHF 1,308 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.